Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 43.4%

Communication Services - 4.2%
Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A	27,346	$5,579,131
Auto Trader Group plc (United Kingdom)[2]	15,148	147,540
Meta Platforms, Inc. - Class A	11,218	7,731,221
Tencent Holdings Ltd. (China)	3,500	184,153
Total Communication Services		13,642,045
Consumer Discretionary - 4.2%
Broadline Retail - 2.4%
Amazon.com, Inc.*	21,758	5,171,441
MercadoLibre, Inc. (Brazil)*	1,294	2,487,314
		7,658,755
Household Durables - 0.0%##
Sony Group Corp. (Japan)	3,500	77,243
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA - ADR (France)	5,312	1,493,097
Hermes International SCA (France)	39	109,694
LVMH Moet Hennessy Louis Vuitton SE - ADR (France)	27,741	4,040,754
LVMH Moet Hennessy Louis Vuitton SE (France)	191	139,698
		5,783,243
Total Consumer Discretionary		13,519,241
Consumer Staples - 1.1%
Beverages - 1.1%
The Coca-Cola Co.	53,670	3,406,972
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	379	50,700
Total Consumer Staples		3,457,672
Financials - 7.5%
Banks - 0.8%
FinecoBank Banca Fineco S.p.A. (Italy)	3,311	62,860
HDFC Bank Ltd. - ADR (India)	41,444	2,513,164
		2,576,024
Capital Markets - 3.2%
Avanza Bank Holding AB (Sweden)	2,026	60,755
BlackRock, Inc.	1,199	1,289,525
Deutsche Boerse AG - ADR (Germany)	56,035	1,382,383
Deutsche Boerse AG (Germany)	772	190,713
Intercontinental Exchange, Inc.	7,851	1,254,825
Intermediate Capital Group plc (United Kingdom)	2,981	86,862
Moody’s Corp.	3,985	1,990,268
MSCI, Inc.	2,100	1,253,217
Nasdaq, Inc.	17,581	1,447,620
S&P Global, Inc.	2,446	1,275,369
		10,231,537

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Financial Services - 3.5%
Fiserv, Inc.*	9,278	$2,004,419
Mastercard, Inc. - Class A	9,910	5,504,311
Visa, Inc. - Class A	11,526	3,939,587
		11,448,317
Insurance - 0.0%##
Admiral Group plc (United Kingdom)	3,725	124,454
Total Financials		24,380,332
Health Care - 6.6%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc.*	5,784	2,670,357
Health Care Equipment & Supplies - 0.5%
Alcon AG	1,103	100,472
Intuitive Surgical, Inc.*	2,442	1,396,531
		1,497,003
Life Sciences Tools & Services - 1.8%
Lonza Group AG - ADR (Switzerland)	19,550	1,239,666
Lonza Group AG (Switzerland)	188	119,209
Thermo Fisher Scientific, Inc.	7,153	4,275,706
		5,634,581
Pharmaceuticals - 3.5%
AstraZeneca plc - ADR (United Kingdom)	75,385	5,334,243
Johnson & Johnson	23,139	3,520,599
Roche Holding AG - ADR	60,970	2,393,072
Roche Holding AG	521	163,788
		11,411,702
Total Health Care		21,213,643
Industrials - 6.7%
Aerospace & Defense - 1.7%
Airbus SE (France)	641	110,875
BAE Systems plc - ADR (United Kingdom)	18,054	1,097,503
BAE Systems plc (United Kingdom)	6,348	95,958
Hensoldt AG (Germany)	1,838	73,900
L3Harris Technologies, Inc.	10,375	2,199,604
Northrop Grumman Corp.	3,642	1,774,637
		5,352,477
Building Products - 0.4%
Masco Corp.	15,147	1,200,854
Commercial Services & Supplies - 0.8%
Cleanaway Waste Management Ltd. (Australia)	49,396	84,580
Copart, Inc.*	40,312	2,335,274
		2,419,854
Ground Transportation - 2.2%
Canadian National Railway Co. (Canada)	20,808	2,174,644

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Ground Transportation (continued)
Canadian Pacific Kansas City Ltd. (Canada)	766	$60,974
CSX Corp.	91,850	3,019,109
Union Pacific Corp.	7,892	1,955,559
		7,210,286
Machinery - 0.8%
SMC Corp. (Japan)	200	75,677
Spirax Group plc (United Kingdom)	1,021	101,511
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	34,291	2,306,413
Techtronic Industries Co. Ltd. (Hong Kong)	11,000	147,940
		2,631,541
Professional Services - 0.8%
Experian plc	2,080	102,460
TransUnion	24,349	2,416,638
		2,519,098
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	960	150,336
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	17,357	84,603
Total Industrials		21,569,049
Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	2,701	101,183
Keyence Corp. (Japan)	400	172,283
		273,466
IT Services - 1.2%
EPAM Systems, Inc.*	9,865	2,505,316
Globant S.A. *	6,410	1,367,381
Softcat plc (United Kingdom)	5,161	102,642
		3,975,339
Semiconductors & Semiconductor Equipment - 2.9%
Infineon Technologies AG - ADR (Germany)	113,988	3,733,107
Infineon Technologies AG (Germany)	4,850	159,461
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	26,482	5,543,212
		9,435,780
Software - 3.8%
Atlassian Corp. - Class A *	273	83,751
Cadence Design Systems, Inc.*	12,769	3,800,310
Microsoft Corp.	14,623	6,069,422
ServiceNow, Inc.*	1,153	1,174,192

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Synopsys, Inc.*	2,241	$1,177,601
		12,305,276
Total Information Technology		25,989,861
Materials - 2.5%
Chemicals - 1.9%
Air Liquide S.A. - ADR (France)	66,306	2,314,743
Air Liquide S.A. (France)	854	149,178
Albemarle Corp.	18,328	1,543,034
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	51,766	2,046,828
		6,053,783
Metals & Mining - 0.0%##
Pilbara Minerals Ltd. (Australia)*	33,421	46,875
Paper & Forest Products - 0.6%
West Fraser Timber Co. Ltd. (Canada)	19,407	1,684,139
West Fraser Timber Co. Ltd. (Canada)	2,139	185,458
		1,869,597
Total Materials		7,970,255
Real Estate - 2.0%
Real Estate Management & Development - 1.3%
CBRE Group, Inc. - Class A*	28,268	4,091,510
Specialized REITs - 0.7%
Extra Space Storage, Inc.	14,864	2,289,056
Total Real Estate		6,380,566
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	30,581	1,962,383
TOTAL COMMON STOCKS
(Identified Cost $113,421,383)		140,085,047

CORPORATE BONDS - 13.3%

Non-Convertible Corporate Bonds- 13.3%
Communication Services - 0.8%
Entertainment - 0.4%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,390,000	1,303,255
Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	930,000	898,757
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	397,978
Total Communication Services		2,599,990

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,200,000	$1,875,774
Energy - 1.5%
Energy Equipment & Services - 0.2%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	305,854	305,506
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	300,000	298,399
		603,905
Oil, Gas & Consumable Fuels - 1.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $302,225)[3]	334,688	307,996
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,389,104
Energy Transfer LP
7.375%, 2/1/2031[2]	890,000	933,202
6.50%, 2/1/2042	1,350,000	1,393,909
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	335,000	303,167
		4,327,378
Total Energy		4,931,283

Financials - 6.3%
Banks - 4.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,640,000	1,418,721
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,370,000	1,309,613
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	960,000	949,953
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	330,000	341,162
Huntington Bancshares, Inc., 2.55%, 2/4/2030	980,000	865,246
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,220,000	2,166,827
KeyBank NA, 5.85%, 11/15/2027	770,000	787,569
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,270,000	1,273,856
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,440,000	1,300,484

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,320,000	$1,310,223
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,290,000	1,310,525
		13,034,179
Capital Markets - 0.6%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	425,000	435,068
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	332,529
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,230,000	1,265,199
		2,032,796
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	1,700,000	1,878,731
Navient Corp., 6.75%, 6/25/2025	475,000	477,210
SLM Corp., 4.20%, 10/29/2025	305,000	304,263
		2,660,204
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	196,527
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	214,826
		411,353
Insurance - 0.7%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	470,000	470,383
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	470,000	469,255
New York Life Global Funding, 4.70%, 1/29/2029[2]	470,000	468,066
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	884,308
		2,292,012
Total Financials		20,430,544

Industrials - 1.1%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	850,000	851,046
Passenger Airlines - 0.2%
Air Canada (Canada), 3.875%, 8/15/2026[2]	425,000	414,882
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	65,313	65,821

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	53,046	$51,956
Series 2019-2, Class B, 3.50%, 5/1/2028	282,260	266,057
		798,716
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	950,379
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	980,000	948,423
		1,898,802
Total Industrials		3,548,564

Materials - 0.6%
Metals & Mining - 0.6%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	302,462
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	335,000	338,397
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,250,533	1,219,722
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/10/2017-09/18/2020, cost $89,149)[3,5]	497,000	5
Total Materials		1,860,586

Real Estate - 1.5%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	475,204
Retail REITs - 0.6%
Simon Property Group LP, 2.65%, 2/1/2032	2,130,000	1,809,992
Specialized REITs - 0.8%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	504,954
6.599%, 1/15/2028[2]	1,270,000	1,300,221
4.831%, 10/15/2029[2]	710,000	693,383
		2,498,558
Total Real Estate		4,783,754

Utilities - 0.9%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	930,962

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	$1,866,355

Total Utilities		2,797,317

TOTAL CORPORATE BONDS
(Identified Cost $43,959,969)		42,827,812

U.S. TREASURY SECURITIES - 19.3%

U.S. Treasury Bonds - 4.7%
U.S. Treasury Bond
3.00%, 5/15/2047	10,192,000	7,546,857
3.625%, 2/15/2053	9,495,000	7,710,237

Total U.S. Treasury Bonds
(Identified Cost $16,213,990)		15,257,094
U.S. Treasury Notes - 14.6%
U.S. Treasury Floating Rate Note (3 mo.
U.S. Treasury Bill Yield + 0.182%),
4.448%, 7/31/2026[6]	6,407,000	6,417,006
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	6,355,518	5,708,546
U.S. Treasury Note
0.875%, 11/15/2030	11,679,000	9,595,029
4.125%, 11/15/2032	9,501,000	9,278,320
4.50%, 11/15/2033	9,597,000	9,570,009
4.25%, 11/15/2034	6,505,000	6,343,391
Total U.S. Treasury Notes
(Identified Cost $47,440,952)		46,912,301
TOTAL U.S. TREASURY SECURITIES (Identified Cost $63,654,942)		62,169,395

ASSET-BACKED SECURITIES - 5.2%

Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	820,000	829,186
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	904,540
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	635,020
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	444,656	401,888
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,575,694
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,999,741
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	815,390	666,799
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,849,529
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	268,716	268,970

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.165%, 3/26/2040[2,6]	127,120	$126,177
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	165,331
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	192,629	191,812
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,612,437	1,593,487
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,176,411
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	626,525	616,757
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	708,662	709,711
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	412,870	415,413
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 5.115%, 5/26/2026[6]	1,679,353	1,638,777
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $17,087,811)		16,765,243

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,080,782	1,018,029
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	24,892	23,384
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	583,876	463,044
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	120,437	109,784
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	262,766	233,322
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	229,785	201,206
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	136,667	118,223
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	44,567	41,148
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,7]	879,766	759,157
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	15,886	15,595
Series 2021-69, Class WJ, 1.50%, 10/25/2050	796,150	658,391

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,866,924	$1,591,815
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	199,011	179,757
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,065,475	988,044
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	807,638	705,370
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	826,437	719,954
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	904,552	761,700
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	110,251	107,924
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	10,837	9,704
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	202,701	191,666
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	227,560	216,207
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	260,174	243,808
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	856,872	860,892
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029
(Acquired 07/24/2023, cost $1,855,391)[3,6]	1,855,391	1,855,189
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	805,985	738,378
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,001,266	847,223
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,709,372	1,361,567
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,109,236	875,605
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	191,440	163,135
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	363,225	322,512
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	130,613	116,025
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	163,380	145,592
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]	68,337	60,697
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]	67,859	61,236

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,6]		1,239,468	$781,163
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		117,971	110,920
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.425%, 10/25/2048[2,6]		170,376	171,890
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		73,756	67,095
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,366,374)			17,896,351

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,059,544
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	47,174
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,197,598)			1,106,718

MUNICIPAL BONDS - 0.3%

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $955,000)		955,000	864,412

U.S. GOVERNMENT AGENCIES - 10.5%

Mortgage-Backed Securities - 10.5%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		249,536	242,864
Pool #MA1834, UMBS, 4.50%, 2/1/2034		183,715	180,695
Pool #MA1903, UMBS, 4.50%, 5/1/2034		138,698	136,374
Pool #889576, UMBS, 6.00%, 4/1/2038		133,712	139,135
Pool #MA3412, UMBS, 3.50%, 7/1/2038		235,879	220,144
Pool #995196, UMBS, 6.00%, 7/1/2038		276,231	287,458
Pool #AD0207, UMBS, 6.00%, 10/1/2038		49,331	51,332
Pool #AD0220, UMBS, 6.00%, 10/1/2038		14,994	15,603
Pool #MA0258, UMBS, 4.50%, 12/1/2039		256,029	249,950

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL1595, UMBS, 6.00%, 1/1/2040	178,709	$185,957
Pool #AL0152, UMBS, 6.00%, 6/1/2040	262,416	273,059
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,728,864	1,497,200
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,841,292	1,721,849
Pool #AL7068, UMBS, 4.50%, 9/1/2042	82,176	80,224
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,263,937	2,222,746
Pool #AX5234, UMBS, 4.50%, 11/1/2044	299,988	289,141
Pool #BD1381, UMBS, 3.50%, 6/1/2046	49,668	44,725
Pool #BE7845, UMBS, 4.50%, 2/1/2047	54,120	51,942
Pool #AL8674, 5.639%, 1/1/2049	645,946	660,849
Pool #FS1179, UMBS, 3.50%, 12/1/2049	879,548	790,598
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,820,381	1,583,356
Pool #MA4020, UMBS, 3.00%, 5/1/2050	2,975,459	2,549,986
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,276,578	1,966,119
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,228,931	1,916,599
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,027,676	1,813,759
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,073,687	1,898,777
Pool #BW1194, UMBS, 4.00%, 9/1/2052	1,899,522	1,738,124
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,157,768	1,091,377
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,043,140	1,035,684
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,744,094	1,687,944
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	219,276	215,748
Pool #C91771, 4.50%, 6/1/2034	3,793	3,732
Pool #C91780, 4.50%, 7/1/2034	5,344	5,261
Pool #G03781, 6.00%, 1/1/2038	45,296	47,199
Pool #G03926, 6.00%, 2/1/2038	71,486	74,489
Pool #G05900, 6.00%, 3/1/2040	40,447	42,145
Pool #G05906, 6.00%, 4/1/2040	36,010	37,522
Pool #A92889, 4.50%, 7/1/2040	454,112	442,545
Pool #G08772, 4.50%, 7/1/2047	51,596	49,472
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	103,234	92,794
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,133,375	2,012,029

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,578,994	$2,564,263
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,671,485	1,617,673

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $35,462,259)		33,828,442

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[9]
(Identified Cost $6,653,957)	6,653,957	6,653,957

TOTAL INVESTMENTS - 99.9%
(Identified Cost $302,759,293)		322,197,377
OTHER ASSETS, LESS LIABILITIES - 0.1%		448,154
NET ASSETS - 100%		$322,645,531

ADR - American Depositary Receipt

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $40,586,331, which represented 12.6% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2025 was $2,378,016, or 0.7% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2025.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2025.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2025.

9Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - January 31, 2025

(unaudited)

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$13,642,045	$13,310,352	$331,693	$—
Consumer Discretionary	13,519,241	13,192,606	326,635	—
Consumer Staples	3,457,672	3,406,972	50,700	—
Financials	24,380,332	23,854,688	525,644	—
Health Care	21,213,643	20,930,646	282,997	—
Industrials	21,569,049	20,541,209	1,027,840	—
Information Technology	25,989,861	25,454,292	535,569	—
Materials	7,970,255	7,774,202	196,053	—
Real Estate	6,380,566	6,380,566	—	—
Utilities	1,962,383	1,962,383	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	95,997,837	—	95,997,837	—
States and political subdivisions (municipals)	864,412	—	864,412	—
Corporate debt:
Communication Services	2,599,990	—	2,599,990	—
Consumer Discretionary	1,875,774	—	1,875,774	—
Energy	4,931,283	—	4,931,283	—
Financials	20,430,544	—	20,430,544	—
Industrials	3,548,564	—	3,548,564	—
Materials	1,860,586	—	1,860,586	—
Real Estate	4,783,754	—	4,783,754	—
Utilities	2,797,317	—	2,797,317	—
Asset-backed securities	16,765,243	—	16,765,243	—
Commercial mortgage-backed securities	17,896,351	—	17,896,351	—
Foreign government bonds	1,106,718	—	1,106,718	—
Short-Term Investment	6,653,957	6,653,957	—	—
Total assets	$322,197,377	$143,461,873	$178,735,504	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.